REVENUE RECOGNITION (Tables)	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Revenues Recognized, Disaggregated by Category

The table below presents the revenues recognized during the nine months ended September 30, 2018 and 2017, disaggregated by category:

	Nine Months Ended September 30,
	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$2,178	$2,010
Performance-based fees	83	25
Research services	324	331
Distribution services	547	515
Other revenues:
Shareholder services	58	56
Other	16	13

Total investment management and service fees	$3,206	$2,950

Other income	$354	$309